Taxation (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Current and deferred portions of income tax expense
Current	$ 378,849	$ 550,933
Deferred	(386,961)	734
Income tax expense	$ (8,112)	$ 551,667